Leuthold Core Investment Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 71.2%		Shares	Value
Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc.		18,264	$2,936,121
Expeditors International of Washington, Inc.		19,367	2,885,877
FedEx Corp.		20,955	6,053,061
GXO Logistics, Inc. (a)		36,460	1,919,254
Hub Group, Inc. - Class A - Class A		44,198	1,883,277
United Parcel Service, Inc. - Class B		59,125	5,864,609
			21,542,199

Automobile Components - 4.3%
Aptiv PLC (a)		48,171	3,665,331
Autoliv, Inc.		30,639	3,636,849
Garrett Motion, Inc.		196,549	3,425,849
Goodyear Tire & Rubber Co. (a)		332,682	2,914,294
Lear Corp.		26,553	3,042,974
Magna International, Inc.		81,172	4,326,468
Visteon Corp.		24,224	2,303,703
			23,315,468

Banks - 5.9%
Bank of America Corp.		96,328	5,298,040
Barclays PLC - ADR		180,668	4,598,001
Canadian Imperial Bank of Commerce		48,585	4,402,287
Citigroup, Inc.		50,057	5,841,151
JPMorgan Chase & Co.		19,139	6,166,969
PNC Financial Services Group, Inc.		14,302	2,985,256
US Bancorp		56,367	3,007,743
			32,299,447

Biotechnology - 4.2%
Amgen, Inc.		12,669	4,146,690
Biogen, Inc. (a)		19,360	3,407,166
Gilead Sciences, Inc.		32,554	3,995,678
Regeneron Pharmaceuticals, Inc.		5,468	4,220,585
United Therapeutics Corp. (a)		6,310	3,074,548
Vertex Pharmaceuticals, Inc. (a)		9,757	4,423,434
			23,268,101

Capital Markets - 4.9%
Deutsche Bank AG		142,600	5,498,656
Goldman Sachs Group, Inc.		10,096	8,874,384
Lazard, Inc.		32,726	1,589,174
Morgan Stanley		38,910	6,907,692
Raymond James Financial, Inc.		14,723	2,364,367
StoneX Group, Inc. (a)		17,920	1,704,730
			26,939,003

Chemicals - 0.0% (b)
China Lumena New Materials Corp. (a)(c)		20,950	0

Communications Equipment - 3.7%
Cisco Systems, Inc.		87,915	6,772,092
Digi International, Inc. (a)		30,076	1,301,990
F5, Inc. (a)		11,357	2,898,988
NETGEAR, Inc. (a)		95,069	2,332,042
NetScout Systems, Inc. (a)		99,743	2,699,046
Telefonaktiebolaget LM Ericsson - ADR		470,220	4,537,623
			20,541,781

Construction & Engineering - 3.1%
AECOM		14,933	1,423,563
Dycom Industries, Inc. (a)		9,254	3,126,927
EMCOR Group, Inc.		5,230	3,199,662
Granite Construction, Inc.		26,987	3,112,950
Primoris Services Corp.		28,814	3,576,970
Valmont Industries, Inc.		6,901	2,776,410
			17,216,482

Construction Materials - 0.6%
CRH PLC		26,020	3,247,296

Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (a)		27,763	2,872,638
Laureate Education, Inc. (a)		121,147	4,079,020
Perdoceo Education Corp.		62,256	1,825,968
Universal Technical Institute, Inc. (a)		84,130	2,198,317
			10,975,943

Electronic Equipment, Instruments & Components - 5.3%
Benchmark Electronics, Inc.		27,132	1,160,164
CTS Corp.		24,398	1,045,942
Flex, Ltd. (a)		121,988	7,370,515
Jabil, Inc.		37,017	8,440,617
Plexus Corp. (a)		15,354	2,257,038
Sanmina Corp. (a)		22,294	3,345,661
TE Connectivity PLC		23,977	5,455,007
			29,074,944

Energy Equipment & Services - 0.9%
Oceaneering International, Inc. (a)		81,136	1,949,698
SLB Ltd.		78,601	3,016,706
			4,966,404

Financial Services - 1.8%
Mastercard, Inc. - Class A		9,254	5,282,924
Visa, Inc. - Class A		12,409	4,351,960
			9,634,884

Ground Transportation - 0.6%
Uber Technologies, Inc. (a)		37,858	3,093,377

Health Care Providers & Services - 9.4%
Cardinal Health, Inc.		37,648	7,736,664
Cencora, Inc.		18,298	6,180,149
CVS Health Corp.		25,239	2,002,967
Elevance Health, Inc.		13,705	4,804,288
Encompass Health Corp.		18,509	1,964,545
HCA Healthcare, Inc.		9,675	4,516,871
Humana, Inc.		11,251	2,881,719
McKesson Corp.		9,465	7,764,045
Molina Healthcare, Inc. (a)		11,923	2,069,117
Tenet Healthcare Corp. (a)		17,878	3,552,716
UnitedHealth Group, Inc.		17,383	5,738,302
Universal Health Services, Inc. - Class B		11,147	2,430,269
			51,641,652

Insurance - 2.9%
Allstate Corp.		11,778	2,451,591
Assurant, Inc.		10,306	2,482,200
Hanover Insurance Group, Inc.		8,413	1,537,644
Hartford Insurance Group, Inc.		19,981	2,753,382
Markel Group, Inc. (a)		1,041	2,237,785
Travelers Cos., Inc.		9,885	2,867,243
White Mountains Insurance Group Ltd.		631	1,311,237
			15,641,082

Interactive Media & Services - 4.4%
Alphabet, Inc. - Class A		41,644	13,034,572
Cargurus, Inc. (a)		81,816	3,137,644
Meta Platforms, Inc. - Class A		11,778	7,774,540
			23,946,756

Metals & Mining - 5.6%
Agnico Eagle Mines, Ltd.		17,627	2,988,305
Alcoa Corp.		32,959	1,751,441
Eldorado Gold Corp. (a)		105,583	3,792,541
Equinox Gold Corp. (a)		159,262	2,236,038
Hudbay Minerals, Inc.		82,636	1,640,325
IAMGOLD Corp. (a)		364,536	6,011,199
Kinross Gold Corp.		282,566	7,957,059
Pan American Silver Corp.		36,007	1,865,523
Rio Tinto PLC - ADR		30,291	2,424,189
			30,666,620

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.		60,195	3,246,918
GSK PLC - ADR		59,801	2,932,641
Johnson & Johnson		19,067	3,945,916
Merck & Co., Inc.		29,377	3,092,223
Sanofi SA - ADR		55,918	2,709,786
			15,927,484

Professional Services - 1.4%
Concentrix Corp.		34,283	1,425,487
CSG Systems International, Inc.		25,870	1,983,970
Maximus, Inc.		22,925	1,978,886
SS&C Technologies Holdings, Inc.		28,814	2,518,920
			7,907,263

Software - 2.7%
Microsoft Corp.		30,918	14,952,563

Specialty Retail - 0.7%
Gap, Inc.		70,886	1,814,682
Urban Outfitters, Inc. (a)		23,470	1,766,352
			3,581,034
TOTAL COMMON STOCKS (Cost $265,699,710)			390,379,783

EXCHANGE TRADED FUNDS - 8.7%		Shares	Value
Invesco CurrencyShares Japanese Yen Trust (a)		58,500	3,432,195
iShares International Treasury Bond ETF (a)		138,907	5,786,866
SPDR Bloomberg International Corporate Bond ETF		97,222	3,121,798
SPDR Bloomberg International Treasury Bond ETF		411,919	9,280,535
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF		412,770	13,955,754
Vanguard Mortgage-Backed Securities ETF		162,131	7,633,128
Vanguard Short-Term Inflation-Protected Securities ETF		96,688	4,782,188
TOTAL EXCHANGE TRADED FUNDS (Cost $46,709,196)			47,992,464

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.1%		Par	Value
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)	EUR	4,780,000	5,539,266
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000	5,926,243
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,669,858)			11,465,509

U.S. TREASURY SECURITIES - 1.9%		Par	Value
United States Treasury Note/Bond, 3.88%, 08/15/2033		10,300,000	10,232,004
TOTAL U.S. TREASURY SECURITIES (Cost $10,000,182)			10,232,004

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.7%		Par	Value
3.75%, 01/29/2026 (e)		15,000,000	14,956,717
TOTAL U.S. TREASURY BILLS (Cost $14,956,717)			14,956,717

TOTAL INVESTMENTS - 86.6% (Cost $348,035,663) (f)			475,026,477
Money Market Deposit Account - 12.7% (f)(g)			69,404,816
Other Assets in Excess of Liabilities - 0.7%			3,980,905
TOTAL NET ASSETS - 100.0%			$548,412,198

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

EUR - Euro
GBP - British Pound

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $5,539,266 or 1.0% of the Fund’s net assets.

(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of December 31, 2025 is $544,431,293
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Leuthold Core Investment Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)

COMMON STOCKS - (9.7)%	Shares	Value
Aerospace & Defense - (0.5)%
Boeing Co.	(2,522)	$(547,577)
Hexcel Corp.	(6,231)	(460,471)
Loar Holdings, Inc.	(4,880)	(331,840)
StandardAero, Inc.	(13,832)	(396,702)
TransDigm Group, Inc.	(619)	(823,177)
		(2,559,767)

Banks - (0.3)%
Atlantic Union Bankshares Corp.	(11,923)	(420,882)
Glacier Bancorp, Inc.	(7,682)	(338,392)
Live Oak Bancshares, Inc.	(10,061)	(345,596)
Triumph Financial, Inc.	(9,375)	(587,156)
		(1,692,026)

Beverages - (0.2)%
PepsiCo, Inc.	(4,909)	(704,539)
Primo Brands Corp.	(14,945)	(244,351)
		(948,890)

Building Products - (0.2)%
AAON, Inc.	(6,339)	(483,349)
CSW Industrials, Inc.	(1,472)	(432,076)
		(915,425)

Capital Markets - (1.3)%
Ares Management Corp. - Class A	(3,956)	(639,408)
Blackstone, Inc.	(5,758)	(887,538)
Blue Owl Capital, Inc. - Class A	(20,239)	(302,371)
Cohen & Steers, Inc.	(5,729)	(359,667)
FactSet Research Systems, Inc.	(983)	(285,257)
Hamilton Lane, Inc. - Class A	(2,588)	(347,594)
KKR & Co., Inc.	(6,512)	(830,150)
MarketAxess Holdings, Inc.	(2,317)	(419,956)
Moelis & Co. - Class A - Class A	(5,750)	(395,255)
Moody's Corp.	(1,639)	(837,283)
MSCI, Inc.	(1,698)	(974,194)
Perella Weinberg Partners	(17,454)	(301,954)
StepStone Group, Inc. - Class A	(5,859)	(375,972)
		(6,956,599)

Chemicals - (0.7)%
Air Products and Chemicals, Inc.	(2,526)	(623,972)
Albemarle Corp.	(7,406)	(1,047,505)
Chemours Co.	(21,799)	(257,010)
International Flavors & Fragrances, Inc.	(9,288)	(625,918)
Sherwin-Williams Co.	(2,041)	(661,345)
Stepan Co.	(4,713)	(223,208)
Westlake Corp.	(6,774)	(500,870)
		(3,939,828)

Commercial Services & Supplies - (0.3)%
Casella Waste Systems, Inc. - Class A	(3,396)	(332,604)
Cintas Corp.	(3,471)	(652,791)
RB Global, Inc.	(7,360)	(757,123)
		(1,742,518)

Construction Materials - (0.1)%
Knife River Corp.	(4,729)	(332,685)

Containers & Packaging - (0.2)%
Smurfit WestRock PLC	(14,711)	(568,874)
Sonoco Products Co.	(8,690)	(379,232)
		(948,106)

Energy Equipment & Services - (0.1)%
Select Water Solutions, Inc.	(33,244)	(349,727)

Financial Services - (0.3)%
Fidelity National Information Services, Inc.	(10,450)	(694,507)
Toast, Inc. - Class A	(22,984)	(816,162)
Walker & Dunlop, Inc.	(3,889)	(233,923)
		(1,744,592)

Food Products - (0.1)%
Tyson Foods, Inc. - Class A	(7,461)	(437,364)

Ground Transportation - (0.5)%
Knight-Swift Transportation Holdings, Inc.	(7,715)	(403,340)
Marten Transport Ltd.	(23,982)	(272,915)
Old Dominion Freight Line, Inc.	(4,098)	(642,566)
Saia, Inc.	(874)	(285,379)
Werner Enterprises, Inc.	(16,221)	(486,792)
XPO, Inc.	(6,427)	(873,494)
		(2,964,486)

Health Care Equipment & Supplies - (0.2)%
Baxter International, Inc.	(11,504)	(219,842)
Intuitive Surgical, Inc.	(1,451)	(821,788)
		(1,041,630)

Hotels, Restaurants & Leisure - (1.2)%
Aramark	(10,329)	(380,727)
Caesars Entertainment, Inc.	(11,935)	(279,160)
Chipotle Mexican Grill, Inc.	(16,334)	(604,358)
DoorDash, Inc. - Class A	(3,329)	(753,952)
First Watch Restaurant Group, Inc.	(20,582)	(310,377)
Global Business Travel Group I	(47,628)	(364,354)
Marriott International, Inc./MD - Class A	(2,797)	(867,741)
Restaurant Brands International, Inc.	(11,960)	(816,031)
Shake Shack, Inc. - Class A - Class A	(4,101)	(332,878)
Starbucks Corp.	(8,087)	(681,006)
Texas Roadhouse, Inc.	(4,699)	(780,034)
Vail Resorts, Inc.	(1,873)	(248,734)
		(6,419,352)

Household Products - (0.1)%
Clorox Co.	(6,310)	(636,237)

Insurance - (0.7)%
Aon PLC - Class A	(2,007)	(708,230)
Arthur J. Gallagher & Co.	(2,517)	(651,374)
Brown & Brown, Inc.	(8,058)	(642,223)
Erie Indemnity Co. - Class A	(1,974)	(565,847)
Marsh & McLennan Cos., Inc.	(4,182)	(775,845)
Ryan Specialty Holdings, Inc.	(7,732)	(399,203)
		(3,742,722)

Life Sciences Tools & Services - (0.4)%
Bio-Techne Corp.	(4,980)	(292,874)
Bruker Corp.	(6,620)	(311,868)
Danaher Corp.	(3,994)	(914,306)
Repligen Corp.	(2,915)	(477,652)
		(1,996,700)

Machinery - (0.5)%
Hillman Solutions Corp.	(39,576)	(342,728)
IDEX Corp.	(3,688)	(656,243)
Ingersoll Rand, Inc.	(9,388)	(743,717)
Standex International Corp.	(2,003)	(435,212)
Stanley Black & Decker, Inc.	(8,355)	(620,610)
		(2,798,510)

Multi-Utilities - (0.1)%
Sempra	(8,405)	(742,077)

Oil, Gas & Consumable Fuels - (0.1)%
Targa Resources Corp.	(4,692)	(865,674)

Professional Services - (0.2)%
CBIZ, Inc.	(5,691)	(287,111)
Dayforce, Inc.	(6,523)	(451,131)
Paychex, Inc.	(5,746)	(644,586)
		(1,382,828)

Semiconductors & Semiconductor Equipment - (0.1)%
ARM Holdings PLC - ADR	(5,796)	(633,561)

Software - (0.7)%
Braze, Inc. - Class A	(12,139)	(416,246)
Cellebrite DI Ltd.	(21,974)	(396,191)
Crowdstrike Holdings, Inc. - Class A	(1,552)	(727,516)
Datadog, Inc. - Class A	(4,815)	(654,792)
Klaviyo, Inc. - Class A	(11,784)	(382,627)
Palo Alto Networks, Inc.	(3,847)	(708,617)
Samsara, Inc. - Class A	(11,065)	(392,254)
		(3,678,243)

Specialty Retail - (0.2)%
Carvana Co.	(1,661)	(700,975)
Floor & Decor Holdings, Inc. - Class A	(3,462)	(210,801)
		(911,776)

Textiles, Apparel & Luxury Goods - (0.3)%
NIKE, Inc. - Class B	(10,044)	(639,903)
On Holding AG - Class A	(16,881)	(784,629)
VF Corp.	(19,704)	(356,248)
		(1,780,780)

Trading Companies & Distributors - (0.1)%
Watsco, Inc.	(1,827)	(615,608)
TOTAL COMMON STOCKS (Proceeds $56,047,899)		(52,777,711)

EXCHANGE TRADED FUNDS - (5.1)%	Shares	Value
Invesco Nasdaq 100 ETF	(60,935)	(15,411,680)
iShares Expanded Tech-Software Sector ETF	(17,869)	(1,888,575)
iShares Russell 2000 ETF	(4,650)	(1,144,644)
iShares S&P 500 Growth ETF	(43,894)	(5,410,374)
State Street Real Estate Select Sector SPDR ETF	(24,877)	(1,003,787)
State Street SPDR Portfolio S&P 500 ETF	(22,045)	(1,768,450)
VanEck Semiconductor ETF	(3,989)	(1,436,559)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $27,659,760)		(28,064,069)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%	Shares	Value
Specialized REITs - (0.1)%
Iron Mountain, Inc.	(8,096)	(671,563)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $796,368)		(671,563)

TOTAL SECURITIES SOLD SHORT - (14.9)% (Proceeds $84,504,027)		$(81,513,343)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Leuthold Core Investment Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$390,379,783	$–	$0	(a)(b)	$390,379,783
Exchange Traded Funds	47,992,464	–	–		47,992,464
Foreign Government Debt Obligations	–	11,465,509	–		11,465,509
U.S. Treasury Securities	–	10,232,004	–		10,232,004
U.S. Treasury Bills	–	14,956,717	–		14,956,717
Total Investments	$438,372,247	$36,654,230	$0	(a)(b)	$475,026,477

Liabilities:
Investments:
Common Stocks	$(52,777,711)	$–	$–		$(52,777,711)
Exchange Traded Funds	(28,064,069)	–	–		(28,064,069)
Real Estate Investment Trusts - Common	(671,563)	–	–		(671,563)
Total Investments	$(81,513,343)	$–	$–		$(81,513,343)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.